FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENT [Abstract]
Summary of assets measured or disclosed at fair value
Assets measured or disclosed at fair value are summarized below:

		Fair value measurement at December 31, 2016
	Total fair value at December 31, 2016	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB

Fair value disclosure
Cash equivalents
Fixed-rate investments	312,165	-	312,165	-	-
Adjustable-rate investments	223,000	-	223,000	-	-
Time deposits	804,692	-	804,692	-	-
Total	1,339,857	-	1,339,857	-	-

Fair value measurement
Recurring
Short-term investments
Structured deposit (Note 5)	100,000	-	100,000	-	-
Available-for-sale investments	4,266	4,266	-	-	-
Non-recurring
Long-term investments	-	-	-	-	(3,583)
Total assets measured at fair value	104,266	4,266	100,000	-	(3,583)

Fair value measurement
Recurring
Contingent consideration payable	52,240	-	-	52,240	-
Total liabilities measured at fair value	52,240	-	-	52,240	-

Assets and liabilities measured or disclosed at fair value are summarized below:

			Fair value measurement at December 31, 2017
	Total fair value at December 31, 2017		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB	RMB	US$

Fair value disclosure
Cash equivalents
Fixed-rate investments	289,304	44,465	-	289,304	-	-	-
Adjustable-rate investments	189,604	29,142	-	189,604	-	-	-
Time deposits	-	-	-	-	-	-	-
Total	478,908	73,607	-	478,908	-	-	-

Fair value measurement
Recurring Short-term investments
Structured deposit (Note 5)	120,000	18,444	-	120,000	-	-	-
Available-for-sale investments	-	-	-	-	-	733	113
Non-recurring
Long-term investments	-	-	-	-	-	28,781	4,424
Total assets measured at fair value	120,000	18,444	-	120,000	-	29,514	4,537

Fair value measurement
Recurring
Contingent consideration payable	54,550	8,384	-	-	54,550	2,384	366
Total liabilities measured at fair value	54,550	8,384	-	-	54,550	2,384	366

Significant unobservable inputs used in the fair value measurement and the corresponding impacts

	Valuation techniques		Unobservable inputs		Estimation as of December 31, 2017		Change in unobservable inputs		Change in fair value
Contingent consideration payable		Monte Carlo simulation technique		Spot value of net income		31,698		Increase / (decrease)		Increase / (decrease)
				Volatility of net income		10.00%		Increase / (decrease)		(Decrease) / increase
				Expected annual growth rate of net income		0.00%		Increase / (decrease)		Increase / (decrease)
				Discount factor		0.95		Increase / (decrease)		(Decrease) / increase

Reconciliation of liabilities measured at fair value on a recurring basis using significant unobservable inputs
Contingent consideration payable
RMB

Balance as of December 31, 2015	-
Recognized during the year	52,240
Balance as of December 31, 2016	52,240
Recognized during the year	2,310
Balance as of December 31, 2017	54,550
Balance as of December 31, 2017 in US$	8,384